Derivative Instruments - Realized and Unrealized Gains and Losses Recognized in Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net gain (loss) on derivative instruments
Realized gain (loss)	$ (10,094)	$ (3,637)	$ 879
Unrealized gain (loss)	20,054	(22,042)	(18,676)
Total realized and unrealized gain (loss) on derivative instruments	9,960	(25,679)	(17,797)
Interest Rate Swap Contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	(10,094)	(3,528)	3,812
Unrealized gain (loss)	$ 20,054	(21,795)	(20,663)
Foreign Exchange Forward Contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)		(109)	(2,933)
Unrealized gain (loss)		$ (247)	$ 1,987